Share-based Payments - Changes in Number of Warrants Outstanding (Detail)										12 Months Ended
	Oct. 11, 2021 shares Warrant € / shares	Dec. 11, 2020 shares	Oct. 25, 2019 Warrant	Oct. 26, 2018 Warrant	Jun. 29, 2017 Warrant	Dec. 08, 2016 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant € / shares	Dec. 31, 2021 Warrant € / shares	Dec. 31, 2020 Warrant € / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average exercise price, outstanding, beginning of period										€ 17.00	€ 22.56
Weighted average exercise price, granted										5.29	6.33
Weighted average exercise price, forfeited										4.94	6.35
Weighted average exercise price, expired										10.23	22.45
Weighted average exercise price outstanding, end of period	€ 3.75								€ 2.64	€ 13.06	€ 17.00
Number of warrants outstanding, beginning of period | Warrant										1,488,006	1,292,380
Number of warrants, granted	281,500	555,300	602,025	426,050	334,400	45,000	353,550	94,400	253,150	760,800	404,525
Number of warrants, forfeited | Warrant										(77,250)	(36,466)
Number of warrants, exercised		(561,525)						(100,000)	(253,150)	0	0
Number of warrants, expired | Warrant										(35,000)	(172,433)
Number of warrants outstanding, end of period	281,500	532,133	549,842	365,817	282,251	7,500	79,315	35,698	2,500	2,136,556	1,488,006